Consolidated Statements Of Shareholders' Equity And Comprehensive Income (Loss) (USD $)	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings (Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008		$ 18,323,333	$ 765,906	$ 47,708	$ 19,136,947
Balance, shares at Dec. 31, 2008		1,991,565
Net loss			(1,361,274)		(1,361,274)
Other comprehensive income, net of income taxes:
Unrealized gain/loss on investment securities				112,983	112,983
Comprehensive loss					(1,248,291)
Stock based compensation		72,464			72,464
Stock option exercises		80,000			80,000
Stock option exercises, shares		14,172
Stock dividend (5%), net of cash in lieu of fractional shares		323,931	(325,646)		(1,715)
Stock dividend (5%), net of cash in lieu of fractional shares, shares		100,001
Balance at Dec. 31, 2009		18,799,728	(921,014)	160,691	18,039,405
Balance, shares at Dec. 31, 2009		2,105,738
Net loss			(497,767)		(497,767)
Other comprehensive income, net of income taxes:
Unrealized gain/loss on investment securities				(241,660)	(241,660)
Comprehensive loss					(739,427)
Stock based compensation		61,220			61,220
Preferred stock issuance, net of offering expenses	998,538				998,538
Preferred stock issuance, net of offering expenses, shares	1,038
Stock dividend (5%), net of cash in lieu of fractional shares		(1,024)			(1,024)
Stock dividend (5%), net of cash in lieu of fractional shares, shares		105,031
Balance at Dec. 31, 2010	998,538	18,859,924	(1,418,781)	(80,969)	18,358,712
Balance, shares at Dec. 31, 2010	1,038	2,210,769
Net loss			(1,489,148)		(1,489,148)
Other comprehensive income, net of income taxes:
Unrealized gain/loss on investment securities				563,370	563,370
Comprehensive loss					(925,778)
Stock based compensation		49,676			49,676
Balance at Dec. 31, 2011	$ 998,538	$ 18,909,600	$ (2,907,929)	$ 482,401	$ 17,482,610
Balance, shares at Dec. 31, 2011	1,038	2,210,769